UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

Portfolio of Investments

December 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 60.6%
Industrial - 53.4%
Basic - 5.4%
Ashland LLC
4.75%, 8/15/22	U.S.$	1,171	$1,151,023
Axalta Coating Systems LLC
4.875%, 8/15/24 (a)		300	283,500
Berry Global, Inc.
6.00%, 10/15/22		645	650,831
CF Industries, Inc.
7.125%, 5/01/20		435	447,576
Cleveland-Cliffs, Inc.
4.875%, 1/15/24 (a)		445	413,850
Constellium NV
6.625%, 3/01/25 (a)		250	231,492
Eldorado Gold Corp.
6.125%, 12/15/20 (a)		185	168,872
FMG Resources (August 2006) Pty Ltd.
4.75%, 5/15/22 (a)		980	931,117
5.125%, 3/15/23-5/15/24 (a)		340	317,929
Freeport-McMoRan, Inc.
3.55%, 3/01/22		805	761,997
4.00%, 11/14/21		340	330,507
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (a)		329	318,107
INEOS Finance PLC
4.00%, 5/01/23 (a)	EUR	353	404,898
Lecta SA
6.50%, 8/01/23 (a)		298	315,249
Novelis Corp.
6.25%, 8/15/24 (a)	U.S.$	283	266,674
OCI NV
5.00%, 4/15/23 (a)	EUR	300	350,940
Peabody Energy Corp.
6.00%, 3/31/22 (a)	U.S.$	1,430	1,399,741
Plastipak Holdings, Inc.
6.25%, 10/15/25 (a)		262	234,335
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		1,433	1,363,471
Sealed Air Corp.
4.875%, 12/01/22 (a)		1,200	1,190,076
Valvoline, Inc.
5.50%, 7/15/24		73	71,365
W.R. Grace & Co.-Conn
5.125%, 10/01/21 (a)		1,381	1,371,747

			12,975,297

	Principal Amount (000)		U.S. $ Value
Capital Goods - 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22 (a)	U.S.$	1,381	$1,307,793
Ball Corp.
4.00%, 11/15/23		700	681,002
Bombardier, Inc.
6.00%, 10/15/22 (a)		36	33,756
6.125%, 1/15/23 (a)		390	365,453
7.50%, 3/15/25 (a)		16	15,080
BWAY Holding Co.
4.75%, 4/15/24 (a)	EUR	900	1,011,716
Clean Harbors, Inc.
5.125%, 6/01/21	U.S.$	795	790,874
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (a)		139	135,941
Crown European Holdings SA
2.25%, 2/01/23 (a)	EUR	116	133,065
GFL Environmental, Inc.
5.625%, 5/01/22 (a)	U.S.$	405	375,459
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (a)		503	497,905
TA MFG. Ltd.
3.625%, 4/15/23 (a)	EUR	695	805,151
Tervita Escrow Corp.
7.625%, 12/01/21 (a)	U.S.$	450	428,432

			6,581,627

Communications - Media - 8.1%
Altice Financing SA
6.625%, 2/15/23 (a)		1,193	1,148,107
Altice France SA/France
5.625%, 5/15/24 (a)	EUR	535	617,242
Altice Luxembourg SA
7.75%, 5/15/22 (a)	U.S.$	718	654,658
AMC Networks, Inc.
4.75%, 12/15/22		898	875,110
5.00%, 4/01/24		711	675,166
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		614	573,697
5.25%, 9/30/22		936	932,322
Clear Channel Worldwide Holdings, Inc.
Series B
6.50%, 11/15/22		1,564	1,569,302
CSC Holdings LLC
5.375%, 7/15/23 (a)		1,443	1,409,638
6.75%, 11/15/21		1,424	1,465,538
Series 144#
5.125%, 12/15/21 (a)		415	407,302
DISH DBS Corp.
5.125%, 5/01/20		144	142,992
6.75%, 6/01/21		391	387,454
7.875%, 9/01/19		606	619,393

	Principal Amount (000)		U.S. $ Value
Lamar Media Corp.
5.00%, 5/01/23	U.S.$	671	$668,235
Netflix, Inc.
5.50%, 2/15/22		954	958,436
Radiate Holdco LLC/Radiate Finance, Inc.
6.875%, 2/15/23 (a)		119	108,371
RR Donnelley & Sons Co.
7.00%, 2/15/22		19	19,029
Sinclair Television Group, Inc.
5.375%, 4/01/21		718	715,659
6.125%, 10/01/22		745	750,401
Sirius XM Radio, Inc.
3.875%, 8/01/22 (a)		850	813,918
4.625%, 5/15/23 (a)		130	124,550
6.00%, 7/15/24 (a)		125	125,821
TEGNA, Inc.
4.875%, 9/15/21 (a)		1,398	1,384,384
Urban One, Inc.
7.375%, 4/15/22 (a)		1,381	1,305,321
Virgin Media Secured Finance PLC
5.25%, 1/15/21		743	730,094
5.25%, 1/15/26 (a)		335	306,840

			19,488,980

Communications - Telecommunications - 4.3%
CB T-Mobile USA, Inc.
6.00%, 3/01/23 (b)(c)(d)(e)		731	0
CB T-Mobile USA, Inc.
6.50%, 1/15/24 (b)(c)(d)(e)		235	0
CenturyLink, Inc.
Series S
6.45%, 6/15/21		464	462,153
Series T
5.80%, 3/15/22		260	249,701
DKT Finance ApS
7.00%, 6/17/23 (a)	EUR	215	259,885
9.375%, 6/17/23 (a)	U.S.$	200	201,954
Frontier Communications Corp.
8.75%, 4/15/22		343	218,295
Hughes Satellite Systems Corp.
6.50%, 6/15/19		665	671,484
7.625%, 6/15/21		587	610,685
Intelsat Jackson Holdings SA
9.50%, 9/30/22 (a)		927	1,057,216
Level 3 Financing, Inc.
5.375%, 8/15/22		883	865,393
Level 3 Parent LLC
5.75%, 12/01/22		953	935,646
Qwest Corp.
6.75%, 12/01/21		265	270,517
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		271	278,182
Sprint Communications, Inc.
7.00%, 3/01/20 (a)		667	684,555

	Principal Amount (000)		U.S. $ Value
T-Mobile USA, Inc.
6.00%, 3/01/23	U.S.$	731	$735,145
6.375%, 3/01/25		125	126,323
6.50%, 1/15/24		235	240,506
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		343	312,130
Wind Tre SpA
2.625%, 1/20/23 (a)	EUR	972	1,005,732
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23	U.S.$	1,252	1,185,419

			10,370,921

Consumer Cyclical - Automotive - 0.5%
Fiat Chrysler Automobiles NV
4.50%, 4/15/20		456	456,940
IHO Verwaltungs GmbH
4.125% (4.125% Cash or 4.875% PIK), 9/15/21 (a)(f)		200	190,578
Meritor, Inc.
6.25%, 2/15/24		155	148,403
Tenneco, Inc.
5.00%, 7/15/24 (a)	EUR	230	269,259

			1,065,180

Consumer Cyclical - Entertainment - 0.7%
AMC Entertainment Holdings, Inc.
5.875%, 2/15/22	U.S.$	664	642,121
NCL Corp., Ltd.
4.75%, 12/15/21 (a)		1,069	1,067,076

			1,709,197

Consumer Cyclical - Other - 4.6%
Beazer Homes USA, Inc.
8.75%, 3/15/22		804	801,749
Cirsa Finance International SARL
6.25%, 12/20/23 (a)	EUR	108	125,856
Eldorado Resorts, Inc.
6.00%, 4/01/25	U.S.$	252	243,218
Jacobs Entertainment, Inc.
7.875%, 2/01/24 (a)		40	41,173
KB Home
4.75%, 5/15/19		734	732,451
7.00%, 12/15/21		144	146,706
8.00%, 3/15/20		265	273,811
Lennar Corp.
4.50%, 6/15/19		150	149,733
Marriott Ownership Resorts, Inc./ILG LLC
6.50%, 9/15/26 (a)		380	366,426
MDC Holdings, Inc.
5.625%, 2/01/20		645	655,533
MGM Resorts International
6.00%, 3/15/23		302	302,984
6.625%, 12/15/21		916	937,746
7.75%, 3/15/22		96	102,036

	Principal Amount (000)		U.S. $ Value
PulteGroup, Inc.
4.25%, 3/01/21	U.S.$	1,367	$1,359,591
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.125%, 8/15/21 (a)		43	41,852
Samsonite Finco SARL
3.50%, 5/15/26 (a)	EUR	100	103,867
Samsonite Finco Sarl
3.50%, 5/15/26 (a)		115	119,447
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		1,137	1,032,271
Standard Industries, Inc./NJ
5.375%, 11/15/24 (a)		295	277,745
5.50%, 2/15/23 (a)		964	944,113
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.25%, 4/15/21 (a)		896	887,040
Toll Brothers Finance Corp.
4.375%, 4/15/23		867	819,350
5.875%, 2/15/22		237	238,088
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (a)		395	371,173

			11,073,959

Consumer Cyclical - Restaurants - 0.2%
Stonegate Pub Co. Financing PLC
4.875%, 3/15/22 (a)	GBP	394	485,645

Consumer Cyclical - Retailers - 2.4%
Asbury Automotive Group, Inc.
6.00%, 12/15/24	U.S.$	497	479,863
Group 1 Automotive, Inc.
5.00%, 6/01/22		1,377	1,303,881
Hanesbrands, Inc.
4.625%, 5/15/24 (a)		710	665,135
L Brands, Inc.
6.625%, 4/01/21		490	503,794
7.00%, 5/01/20		155	159,339
Penske Automotive Group, Inc.
5.75%, 10/01/22		1,393	1,387,386
Sonic Automotive, Inc.
5.00%, 5/15/23		1,179	1,062,479
William Carter Co. (The)
5.25%, 8/15/21		110	109,364

			5,671,241

Consumer Non-Cyclical - 5.7%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23		578	544,337
Bausch Health Cos., Inc.
5.50%, 3/01/23 (a)		555	506,843
6.50%, 3/15/22 (a)		439	441,331

	Principal Amount (000)		U.S. $ Value
CHS/Community Health Systems, Inc.
5.125%, 8/01/21	U.S.$	956	$889,252
DaVita, Inc.
5.125%, 7/15/24		790	740,562
5.75%, 8/15/22		161	160,675
Dean Foods Co.
6.50%, 3/15/23 (a)		72	57,982
Endo Finance LLC
5.75%, 1/15/22 (a)		1,375	1,144,770
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		1,610	1,558,029
HCA Healthcare, Inc.
6.25%, 2/15/21		260	265,920
HCA, Inc.
5.875%, 3/15/22		608	625,364
6.50%, 2/15/20		416	426,421
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)		685	685,445
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		1,025	1,038,356
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.75%, 8/01/22 (a)		906	778,526
MEDNAX, Inc.
5.25%, 12/01/23 (a)		1,539	1,512,237
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/01/23 (a)		82	82,826
Tenet Healthcare Corp.
4.50%, 4/01/21		758	741,976
4.75%, 6/01/20		125	124,904
6.00%, 10/01/20		582	586,825
Vizient, Inc.
10.375%, 3/01/24 (a)		475	503,196
Voyage Care BondCo PLC
5.875%, 5/01/23 (a)	GBP	238	262,614

			13,678,391

Energy - 8.7%
Antero Resources Corp.
5.125%, 12/01/22	U.S.$	651	611,907
Bristow Group, Inc.
8.75%, 3/01/23 (a)		224	160,767
California Resources Corp.
8.00%, 12/15/22 (a)		290	196,086
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		560	517,485
8.25%, 7/15/25		125	123,045
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24		511	541,691
Chesapeake Energy Corp.
5.375%, 6/15/21		550	502,700
5.75%, 3/15/23		275	237,713

	Principal Amount (000)		U.S. $ Value
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (a)	U.S.$	68	$59,314
DCP Midstream Operating LP
4.95%, 4/01/22		1,011	1,001,001
Diamond Offshore Drilling, Inc.
3.45%, 11/01/23		450	334,940
Energy Transfer LP
4.25%, 3/15/23		754	727,143
7.50%, 10/15/20		501	523,545
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24		108	92,750
6.75%, 8/01/22		642	629,096
Gulfport Energy Corp.
6.00%, 10/15/24		400	354,000
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		195	189,589
HighPoint Operating Corp.
7.00%, 10/15/22		545	496,849
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (a)		938	833,441
Murphy Oil Corp.
4.00%, 6/01/22		296	275,842
Murphy Oil USA, Inc.
6.00%, 8/15/23		50	50,286
Nabors Industries, Inc.
4.625%, 9/15/21		1,332	1,198,547
5.50%, 1/15/23		656	519,736
Newfield Exploration Co.
5.75%, 1/30/22		319	323,785
Nine Energy Service, Inc.
8.75%, 11/01/23 (a)		283	268,324
Noble Holding International Ltd.
7.75%, 1/15/24		455	344,663
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 6/15/25		135	128,112
QEP Resources, Inc.
5.25%, 5/01/23		862	765,947
5.375%, 10/01/22		328	300,376
Range Resources Corp.
5.00%, 8/15/22-3/15/23		1,092	970,089
5.875%, 7/01/22		31	28,811
Sanchez Energy Corp.
7.25%, 2/15/23 (a)		480	391,200
SemGroup Corp.
7.25%, 3/15/26		403	377,518
SemGroup Corp./Rose Rock Finance Corp.
5.625%, 7/15/22		241	227,143
SM Energy Co.
6.125%, 11/15/22		240	226,800
Southern Star Central Corp.
5.125%, 7/15/22 (a)		2,000	1,920,000
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		1,150	1,123,492

	Principal Amount (000)		U.S. $ Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.125%, 11/15/19	U.S.$	1,025	$1,019,742
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		272	271,053
Transocean, Inc.
9.00%, 7/15/23 (a)		485	482,459
Weatherford International Ltd.
7.75%, 6/15/21		565	424,733
Whiting Petroleum Corp.
5.75%, 3/15/21		1,201	1,142,595
WPX Energy, Inc.
6.00%, 1/15/22		11	10,734

			20,925,049

Other Industrial - 1.4%
Algeco Global Finance PLC
6.50%, 2/15/23 (a)	EUR	109	122,100
8.00%, 2/15/23 (a)	U.S.$	251	234,354
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		866	820,656
7.00%, 6/15/23		417	406,375
KAR Auction Services, Inc.
5.125%, 6/01/25 (a)		264	238,260
LKQ Corp.
4.75%, 5/15/23		662	627,477
Rexel SA
2.625%, 6/15/24 (a)	EUR	225	255,546
Travis Perkins PLC
4.50%, 9/07/23 (a)	GBP	485	603,734

			3,308,502

Services - 2.7%
ADT Security Corp. (The)
3.50%, 7/15/22	U.S.$	868	802,970
6.25%, 10/15/21		367	372,204
APX Group, Inc.
7.875%, 12/01/22		1,276	1,205,182
Aramark Services, Inc.
5.125%, 1/15/24		141	139,800
Arena Luxembourg Finance SARL
2.875%, 11/01/24 (a)	EUR	109	123,555
Carlson Travel, Inc.
6.75%, 12/15/23 (a)	U.S.$	816	783,719
eDreams ODIGEO SA
5.50%, 9/01/23 (a)	EUR	169	181,607
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20	U.S.$	560	552,910
5.00%, 4/15/22 (a)		680	652,746
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		489	504,174
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (a)		85	83,223

	Principal Amount (000)		U.S. $ Value
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)	U.S.$	300	$296,475
5.375%, 4/15/23 (a)		792	790,503

			6,489,068

Technology - 3.2%
Amkor Technology, Inc.
6.375%, 10/01/22		305	304,570
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (a)		542	542,509
7.125%, 6/15/24 (a)		211	214,726
First Data Corp.
5.375%, 8/15/23 (a)		1,284	1,259,835
Infor US, Inc.
5.75%, 8/15/20 (a)		827	829,448
6.50%, 5/15/22		545	526,007
Ingram Micro, Inc.
5.45%, 12/15/24		89	83,680
IQVIA, Inc.
3.25%, 3/15/25 (a)	EUR	248	278,787
4.875%, 5/15/23 (a)	U.S.$	673	660,563
Iron Mountain, Inc.
4.375%, 6/01/21 (a)		294	291,054
6.00%, 8/15/23		521	527,143
Sanmina Corp.
4.375%, 6/01/19 (a)		1,209	1,208,420
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		195	207,675
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (a)		558	454,552
Xerox Corp.
3.625%, 3/15/23		426	382,663

			7,771,632

Transportation - Services - 2.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		201	194,966
EC Finance PLC
2.375%, 11/15/22 (a)	EUR	225	251,300
Europcar Mobility Group
5.75%, 6/15/22 (a)		871	1,011,051
Herc Rentals, Inc.
7.50%, 6/01/22 (a)	U.S.$	573	598,069
7.75%, 6/01/24 (a)		93	96,926
Hertz Corp. (The)
6.25%, 10/15/22		145	125,110
7.375%, 1/15/21		948	921,447
Hertz Holdings Netherlands BV
5.50%, 3/30/23 (a)	EUR	221	249,597
Loxam SAS
3.50%, 4/15/22 (a)		112	129,010
4.25%, 4/15/24 (a)		105	121,507
6.00%, 4/15/25 (a)		320	368,543

	Principal Amount (000)		U.S. $ Value
Park Aerospace Holdings Ltd.
4.50%, 3/15/23 (a)	U.S.$	155	$145,376
5.25%, 8/15/22 (a)		170	165,010
United Rentals North America, Inc.
4.625%, 7/15/23		902	886,179
XPO Logistics, Inc.
6.125%, 9/01/23 (a)		1,311	1,264,604

			6,528,695

			128,123,384

Financial Institutions - 5.4%
Banking - 2.9%
Ally Financial, Inc.
3.75%, 11/18/19		380	379,202
4.125%, 3/30/20-2/13/22		506	497,153
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(g)	EUR	200	217,608
Banco Santander SA
6.75%, 4/25/22 (a)(g)		600	698,621
Barclays PLC
8.00%, 12/15/20 (g)		340	412,441
CIT Group, Inc.
5.00%, 8/15/22	U.S.$	108	106,518
5.25%, 3/07/25		746	731,483
Citigroup Capital XVIII
1.793% (Sterling LIBOR 3 Month + 0.89%), 6/28/67 (h)	GBP	643	737,111
Lloyds Banking Group PLC
7.625%, 6/27/23 (a)(g)		410	537,683
Royal Bank of Scotland Group PLC
Series U
5.123% (LIBOR 3 Month + 2.32%), 9/30/27 (g)(h)	U.S.$	900	806,418
Societe Generale SA
7.375%, 9/13/21 (a)(g)		386	378,882
UBS Group Funding Switzerland AG
7.125%, 2/19/20-8/10/21 (a)(g)		802	809,748
UniCredit SpA
9.25%, 6/03/22 (a)(g)	EUR	427	527,405

			6,840,273

Brokerage - 0.1%
LPL Holdings, Inc.
5.75%, 9/15/25 (a)	U.S.$	385	360,938

Finance - 1.2%
goeasy Ltd.
7.875%, 11/01/22 (a)		626	634,777
Lincoln Finance Ltd.
6.875%, 4/15/21 (a)	EUR	204	238,543
7.375%, 4/15/21 (a)	U.S.$	200	204,120

	Principal Amount (000)		U.S. $ Value
Navient Corp.
5.50%, 1/25/23	U.S.$	506	$443,615
6.50%, 6/15/22		496	462,421
7.25%, 9/25/23		137	125,697
8.00%, 3/25/20		296	301,044
SLM Corp.
5.125%, 4/05/22		449	436,944

			2,847,161

Insurance - 0.1%
Polaris Intermediate Corp.
8.50%, 12/01/22 (a)(f)		270	246,640

Other Finance - 0.9%
Intertrust Group BV
3.375%, 11/15/25 (a)	EUR	400	451,664
Intrum AB
2.75%, 7/15/22 (a)		731	772,307
3.125%, 7/15/24 (a)		355	359,323
LHC3 PLC
4.125% (4.125% Cash or 4.875% PIK), 8/15/24 (a)(f)		572	624,537

			2,207,831

REITS - 0.2%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24	U.S.$	130	128,669
SBA Communications Corp.
4.00%, 10/01/22		410	390,734

			519,403

			13,022,246

Utility - 1.8%
Electric - 1.4%
AES Corp./VA
4.00%, 3/15/21		829	814,915
Calpine Corp.
5.50%, 2/01/24		140	128,093
6.00%, 1/15/22 (a)		1,076	1,066,929
Talen Energy Supply LLC
4.60%, 12/15/21		2	1,805
9.50%, 7/15/22 (a)		849	854,620
Vistra Energy Corp.
7.375%, 11/01/22		375	387,098

			3,253,460

Natural Gas - 0.4%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		1,064	1,024,600

			4,278,060

Total Corporates - Non-Investment Grade (cost $152,673,294)			145,423,690

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 18.8%
Industrial - 10.8%
Basic - 2.4%
Anglo American Capital PLC
3.625%, 9/11/24 (a)	U.S.$	1,323	$1,245,499
ArcelorMittal
5.50%, 3/01/21		472	487,425
6.25%, 2/25/22		780	824,210
DowDuPont, Inc.
4.205%, 11/15/23		510	521,449
Equate Petrochemical BV
3.00%, 3/03/22 (a)		505	487,325
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)		610	609,061
Glencore Finance Europe Ltd.
1.875%, 9/13/23 (a)	EUR	290	331,397
Glencore Funding LLC
4.125%, 5/30/23 (a)	U.S.$	300	297,024
Mosaic Co. (The)
3.25%, 11/15/22		1,130	1,097,580

			5,900,970

Capital Goods - 1.3%
CNH Industrial Capital LLC
4.375%, 4/05/22		648	651,512
CNH Industrial NV
4.50%, 8/15/23		854	859,628
General Electric Co.
Series D
5.00%, 1/21/21 (g)		35	26,878
Masco Corp.
5.95%, 3/15/22		572	599,679
Rolls-Royce PLC
2.125%, 6/18/21 (a)	EUR	791	946,554

			3,084,251

Communications - Media - 0.9%
Cox Communications, Inc.
3.35%, 9/15/26 (a)	U.S.$	484	443,416
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 4/15/26		407	385,901
Thomson Reuters Corp.
4.30%, 11/23/23		146	150,460
Time Warner Cable LLC
4.00%, 9/01/21		769	763,348
Warner Media LLC
2.95%, 7/15/26		434	386,651

			2,129,776

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.6%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)	U.S.$	1,385	$1,359,447

			1,359,447

Consumer Cyclical - Automotive - 0.9%
Schaeffler Finance BV
4.75%, 5/15/23 (a)		469	456,693
Volkswagen International Finance NV
Series 4Y
0.50%, 3/30/21 (a)	EUR	800	911,458
ZF North America Capital, Inc.
4.50%, 4/29/22 (a)	U.S.$	751	740,088

			2,108,239

Consumer Cyclical - Entertainment - 0.4%
Carnival Corp.
1.875%, 11/07/22	EUR	785	938,916

Consumer Non-Cyclical - 1.5%
CVS Health Corp.
3.50%, 7/20/22	U.S.$	600	596,370
4.10%, 3/25/25		488	483,017
McKesson Corp.
0.625%, 8/17/21	EUR	845	973,841
Mylan NV
3.15%, 6/15/21	U.S.$	240	235,234
Mylan, Inc.
3.125%, 1/15/23 (a)		467	438,471
Smithfield Foods, Inc.
3.35%, 2/01/22 (a)		370	366,552
Universal Health Services, Inc.
4.75%, 8/01/22 (a)		480	478,997

			3,572,482

Energy - 1.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22		470	479,090
Cenovus Energy, Inc.
3.00%, 8/15/22		386	365,893
3.80%, 9/15/23		30	28,885
EQM Midstream Partners LP
Series 10Y
5.50%, 7/15/28		204	200,367
Sabine Pass Liquefaction LLC
5.75%, 5/15/24		387	404,311
Williams Cos., Inc. (The)
3.35%, 8/15/22		679	659,058
3.70%, 1/15/23		814	794,244

			2,931,848

	Principal Amount (000)		U.S. $ Value
Services - 0.9%
eBay, Inc.
3.80%, 3/09/22	U.S.$	192	$193,041
IHS Markit Ltd.
5.00%, 11/01/22 (a)		1,446	1,473,734
Total System Services, Inc.
3.75%, 6/01/23		333	329,364
3.80%, 4/01/21		309	309,398

			2,305,537

Technology - 0.7%
Agilent Technologies, Inc.
3.875%, 7/15/23		495	498,188
NXP BV/NXP Funding LLC
4.125%, 6/01/21 (a)		537	531,458
4.625%, 6/01/23 (a)		509	504,445
Seagate HDD Cayman
4.75%, 1/01/25		79	70,312

			1,604,403

			25,935,869

Financial Institutions - 7.7%
Banking - 5.4%
ABN AMRO Bank NV
6.25%, 4/27/22 (a)		787	835,637
7.75%, 5/15/23 (i)		200	225,472
American Express Credit Corp.
0.625%, 11/22/21	EUR	696	804,108
BBVA Bancomer SA/Texas
6.50%, 3/10/21 (a)	U.S.$	520	535,600
BNP Paribas SA
6.75%, 3/14/22 (a)(g)		383	376,451
7.625%, 3/30/21 (a)(g)		383	389,978
Capital One Bank USA, NA
3.375%, 2/15/23		509	491,694
Citigroup, Inc.
0.75%, 10/26/23 (a)	EUR	369	415,341
Compass Bank
2.875%, 6/29/22	U.S.$	687	658,132
Cooperatieve Rabobank UA
6.875%, 3/19/20 (a)	EUR	500	618,699
Credit Agricole SA
6.625%, 9/23/19 (a)(g)	U.S.$	442	430,897
Credit Agricole SA/London
3.375%, 1/10/22 (a)		323	317,270
Credit Suisse Group Funding Guernsey Ltd.
Series E
1.25%, 4/14/22 (a)	EUR	960	1,108,796
Deutsche Bank AG/New York NY
3.375%, 5/12/21	U.S.$	598	575,832
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (a)	EUR	801	945,223

	Principal Amount (000)		U.S. $ Value
ING Bank NV
5.80%, 9/25/23 (a)	U.S.$	705	$735,844
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/01/21		345	341,705
Morgan Stanley
5.00%, 11/24/25		662	673,294
Nordea Bank Abp
5.50%, 9/23/19 (a)(g)		419	411,445
Royal Bank of Scotland Group PLC
6.00%, 12/19/23		344	348,149
6.10%, 6/10/23		681	691,610
Santander Holdings USA, Inc.
4.40%, 7/13/27		345	325,673
Santander UK PLC
5.00%, 11/07/23 (a)		263	257,630
Standard Chartered PLC
5.20%, 1/26/24 (a)		506	511,267

			13,025,747

Insurance - 0.4%
Berkshire Hathaway, Inc.
0.625%, 1/17/23	EUR	843	971,160

REITS - 1.9%
EPR Properties
5.25%, 7/15/23	U.S.$	650	669,786
GLP Capital LP/GLP Financing II, Inc.
4.375%, 4/15/21		106	104,870
5.375%, 11/01/23		1,024	1,038,479
HCP, Inc.
3.875%, 8/15/24		344	337,622
4.20%, 3/01/24		58	58,019
Omega Healthcare Investors, Inc.
4.375%, 8/01/23		325	325,644
Regency Centers LP
3.75%, 6/15/24		400	392,980
Sabra Health Care LP/Sabra Capital Corp.
5.375%, 6/01/23		889	871,087
5.50%, 2/01/21		316	318,142
Spirit Realty LP
4.45%, 9/15/26		303	293,707

			4,410,336

			18,407,243

Utility - 0.3%
Electric - 0.3%
Dominion Energy, Inc.
4.104%, 4/01/21		500	506,210
DPL, Inc.
6.75%, 10/01/19		219	222,502

			728,712

Total Corporates - Investment Grade (cost $45,979,191)			45,071,824

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 9.3%
Industrial - 8.9%
Basic - 0.3%
Berry Global, Inc. (fka Berry Plastics Corporation)
4.137% (LIBOR 1 Month + 1.75%), 1/06/21 (j)	U.S.$	288	$280,719
Foresight Energy LLC
8.277% (LIBOR 3 Month + 5.75%), 3/28/22 (j)		161	157,742
Specialty Building Products Holdings, LLC
8.272% (LIBOR 1 Month + 5.75%), 10/01/25 (e)(j)		300	289,504
Starfruit Finco B.V. (Starfruit US Holdco LLC)(fka AkzoNobel)
5.599% (LIBOR 1 Month + 3.25%), 10/01/25 (e)(j)		98	93,112

			821,077

Capital Goods - 1.3%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
5.522% (LIBOR 1 Month + 3.00%), 8/18/24 (j)		210	198,952
Apex Tool Group, LLC
6.272% (LIBOR 1 Month + 3.75%), 2/01/22 (j)		962	925,757
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC)
6.272% (LIBOR 1 Month + 3.75%), 8/01/25 (j)		367	355,048
Gardner Denver, Inc.
5.272% (LIBOR 1 Month + 2.75%), 7/30/24 (j)		91	87,742
Gates Global LLC
5.272% (LIBOR 1 Month + 2.75%), 4/01/24 (j)		359	340,380
GFL Environmental Inc.
5.522% (LIBOR 1 Month + 3.00%), 5/30/25 (j)		390	362,583
Honeywell Technologies SÃ rl (fka Garrett Motion Inc.)
5.330% (LIBOR 3 Month + 2.50%), 9/27/25 (e)(j)		144	135,893
Transdigm Inc.
5.022% (LIBOR 1 Month + 2.50%), 6/09/23 (j)		683	642,911
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.)
5.022% (LIBOR 1 Month + 2.50%), 10/23/25 (j)		58	55,077

			3,104,343

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.2%
Townsquare Media, Inc.
5.522% (LIBOR 1 Month + 3.00%), 4/01/22 (e)(j)	U.S.$	397	$384,486

Communications - Telecommunications - 0.2%
Intelsat Jackson Holdings S.A.
6.625%, 1/02/24		90	88,569
7.006% (LIBOR 1 Month + 4.50%), 1/02/24 (j)		54	53,266
West Corporation
6.527% (LIBOR 3 Month + 4.00%), 10/10/24 (j)		518	474,199

			616,034

Consumer Cyclical - Automotive - 0.5%
Dana Incorporated
11/14/25 (e)(k)		528	505,560
Navistar Financial Corporation
6.313% (LIBOR 1 Month + 3.75%), 7/30/25 (e)(j)		523	499,269
Navistar, Inc.
5.890% (LIBOR 1 Month + 3.50%), 11/06/24 (e)(j)		106	102,340

			1,107,169

Consumer Cyclical - Entertainment - 0.4%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
5.522% (LIBOR 1 Month + 3.00%), 4/01/24 (j)		1,030	981,362

Consumer Cyclical - Other - 1.1%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC)
5.272% (LIBOR 1 Month + 2.75%), 12/23/24 (j)		436	417,579
Golden Nugget, Inc. (fka Landry’s Inc.)
5.186% (LIBOR 3 Month + 2.75%), 10/04/23 (j)		526	504,527
5.277% (LIBOR 3 Month + 2.75%), 10/04/23 (j)		657	630,886
Marriott Ownership Resorts, Inc.
4.772% (LIBOR 1 Month + 2.25%), 8/29/25 (e)(j)		357	348,214
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International, LLC)
5.146% (LIBOR 3 Month + 2.75%), 5/14/20 (j)		474	465,853

	Principal Amount (000)		U.S. $ Value
Stars Group Holdings B.V.
6.303% (LIBOR 3 Month + 3.50%), 7/10/25 (j)	U.S.$	199	$191,390

			2,558,449

Consumer Cyclical - Restaurants - 0.8%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (fka Burger King/Tim Hortons)
4.772% (LIBOR 1 Month + 2.25%), 2/16/24 (j)		1,816	1,727,015
IRB Holding Corp. (fka Arby’s / Buffalo Wild Wings)
5.682% (LIBOR 1 Month + 3.25%), 2/05/25 (j)		225	213,987

			1,941,002

Consumer Non-Cyclical - 2.6%
Acadia Healthcare Company, Inc.
5.022% (LIBOR 1 Month + 2.50%), 2/11/22 - 2/16/23 (j)		386	371,361
Air Medical Group Holdings, Inc.
5.682% (LIBOR 1 Month + 3.25%), 4/28/22 (j)		1,473	1,372,527
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
10.272% (LIBOR 1 Month + 7.75%), 9/26/25 (j)		615	504,482
Arbor Pharmaceuticals, LLC
7.803% (LIBOR 3 Month + 5.00%), 7/05/23 (e)(j)		413	367,959
BI-LO, LLC
10.445% (LIBOR 3 Month + 8.00%), 5/31/24 (j)		337	321,122
10.616% (LIBOR 3 Month + 8.00%), 5/31/24 (j)		321	306,320
10.779% (LIBOR 3 Month + 8.00%), 5/31/24 (j)		337	321,122
Envision Healthcare Corporation
6.272% (LIBOR 1 Month + 3.75%), 10/10/25 (j)		279	258,971
Horizon Pharma, Inc.
5.563% (LIBOR 1 Month + 3.00%), 3/29/24 (j)		1,110	1,055,936
Kinetic Concepts, Inc.
6.053% (LIBOR 3 Month + 3.25%), 2/02/24 (j)		310	297,476
Post Holdings, Inc.
4.51% (LIBOR 1 Month + 2.00%), 5/24/24 (j)		122	117,034
Regionalcare Hospital Partners Holdings, Inc.
11/16/25 (k)		914	864,872

	Principal Amount (000)		U.S. $ Value
Vizient, Inc.
5.272% (LIBOR 1 Month + 2.75%), 2/13/23 (j)	U.S.$	83	$80,684

			6,239,866

Energy - 0.2%
California Resources Corporation
12.897% (LIBOR 1 Month + 10.38%), 12/31/21 (e)(j)		545	532,388

Other Industrial - 0.2%
HD Supply Waterworks, LTD.
5.707% (LIBOR 3 Month + 3.00%), 8/01/24 (j)		33	31,975
5.738% (LIBOR 3 Month + 3.00%), 8/01/24 (j)		29	28,334
Travelport Finance (Luxembourg) S.Ã r.l.
5.116% (LIBOR 3 Month + 2.50%), 3/17/25 (j)		441	432,747

			493,056

Services - 0.1%
Camelot U.S. Acquisition 1 Co. (fka Thomson Reuters Intellectual Property & Science)
5.772% (LIBOR 1 Month + 3.25%), 10/03/23 (e)(j)		194	184,471

Technology - 0.8%
Avaya Inc.
6.694% (LIBOR 2 Month + 4.25%), 12/15/24 (j)		75	72,388
6.705% (LIBOR 1 Month + 4.25%), 12/15/24 (j)		123	118,912
Boxer Parent Company Inc. (fka BMC Software, Inc.)
7.053% (LIBOR 3 Month + 4.25%), 10/02/25 (j)		800	769,752
MTS Systems Corporation
5.710% (LIBOR 1 Month + 3.25%), 7/05/23 (e)(j)		364	349,967
Solera, LLC (Solera Finance, Inc.)
5.272% (LIBOR 1 Month + 2.75%), 3/03/23 (j)		681	640,334
Veritas US Inc.
7.022% (LIBOR 1 Month + 4.50%), 1/27/23 (k)		75	63,759
7.303% (LIBOR 3 Month + 4.50%), 1/27/23 (k)		25	20,903

			2,036,015

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.2%
Avolon TLB Borrower 1 (US) LLC
4.470% (LIBOR 1 Month + 2.00%), 1/15/25 (j)	U.S.$	480	$460,122

			21,459,840

Financial Institutions - 0.4%
Insurance - 0.2%
MPH Acquisition Holdings LLC
5.553% (LIBOR 3 Month + 2.75%), 6/07/23 (j)		552	521,768

Other Finance - 0.2%
PI UK Holdco II Limited
6.023% (LIBOR 3 Month + 3.50%), 1/03/25 (j)		406	391,826

			913,594

Total Bank Loans (cost $23,358,592)			22,373,434

EMERGING MARKETS - CORPORATE BONDS - 2.0%
Industrial - 2.0%
Basic - 0.4%
First Quantum Minerals Ltd.
7.00%, 2/15/21 (a)		602	578,673
7.25%, 5/15/22 (a)		491	456,016

			1,034,689

Capital Goods - 0.1%
Union Andina de Cementos SAA
5.875%, 10/30/21 (a)		116	118,175

Communications - Telecommunications - 0.3%
MTN Mauritius Investments Ltd.
5.373%, 2/13/22 (a)		820	794,375

Consumer Cyclical - Other - 0.3%
Studio City Co., Ltd.
5.875%, 11/30/19 (a)		690	696,900

Consumer Non-Cyclical - 0.4%
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 7/21/21		893	818,091
Tonon Luxembourg SA
7.25%, 1/24/20 (b)(e)(f)(i)(l)		266	6,165
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (b)(e)(i)(m)		425	26,061

			850,317

Energy - 0.4%
Petrobras Global Finance BV
5.999%, 1/27/28		784	739,469
6.125%, 1/17/22		7	7,164
6.25%, 3/17/24		311	315,354

			1,061,987

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.1%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)	U.S.$	192	$191,869

Total Emerging Markets - Corporate Bonds (cost $5,621,152)			4,748,312

COLLATERALIZED LOAN OBLIGATIONS - 0.6%
CLO - Floating Rate - 0.6%
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class DR2
5.509% (LIBOR 3 Month + 3.00%), 10/29/29 (a)(e)(h)		520	493,624
Greywolf CLO VI Ltd.
Series 2018-1A, Class A1
3.538% (LIBOR 3 Month + 1.03%), 4/26/31 (a)(e)(h)		550	536,816
Sound Point CLO XIX Ltd.
Series 2018-1A, Class A
3.436% (LIBOR 3 Month + 1.00%), 4/15/31 (a)(e)(h)		550	535,748

Total Collateralized Loan Obligations (cost $1,620,000)			1,566,188

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Qatar - 0.3%
Qatar Government International Bond
3.875%, 4/23/23 (a)		680	687,480

Saudi Arabia - 0.3%
Saudi Government International Bond
4.00%, 4/17/25 (a)		685	678,835

Total Governments - Sovereign Bonds (cost $1,356,599)			1,366,315

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Risk Share Floating Rate - 0.6%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C04, Class 1M2
8.206% (LIBOR 1 Month + 5.70%), 4/25/28 (h)		134	151,465
Series 2015-C04, Class 2M2
8.056% (LIBOR 1 Month + 5.55%), 4/25/28 (h)		192	213,350
Series 2016-C01, Class 1M2
9.256% (LIBOR 1 Month + 6.75%), 8/25/28 (h)		460	540,083
Series 2016-C01, Class 2M2
9.456% (LIBOR 1 Month + 6.95%), 8/25/28 (h)		188	218,462
Series 2016-C05, Class 2M2
6.956% (LIBOR 1 Month + 4.45%), 1/25/29 (h)		197	214,949

Total Collateralized Mortgage Obligations (cost $1,171,006)			1,338,309

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 0.4%
Other ABS - Fixed Rate - 0.4%
DB Master Finance LLC
Series 2017-1A, Class A2I
3.629%, 11/20/47 (a)(e)	U.S.$	597	$576,805
Wendy’s Funding LLC
Series 2018-1A, Class A2I
3.573%, 3/15/48 (a)(e)		377	361,476

Total Asset-Backed Securities (cost $974,160)			938,281

EMERGING MARKETS - SOVEREIGNS - 0.4%
Dominican Republic - 0.3%
Dominican Republic International Bond
7.50%, 5/06/21 (a)		620	637,825

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (a)		240	240,000

Total Emerging Markets - Sovereigns (cost $899,427)			877,825

EMERGING MARKETS - TREASURIES - 0.3%
Dominican Republic - 0.2%
Dominican Republic International Bond
16.95%, 2/04/22 (a)	DOP	19,200	450,216

South Africa - 0.1%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	3,538	242,675

Total Emerging Markets - Treasuries (cost $752,086)			692,891

GOVERNMENTS - TREASURIES - 0.2%
Russia - 0.2%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21
(cost $522,117)	RUB	30,493	432,876

COMMERCIAL MORTGAGE-BACKED SECURITY - 0.0%
Non-Agency Fixed Rate CMBS - 0.0%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.191%, 6/15/45 (a)(e)
(cost $101,670)	U.S.$	100	91,855

	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.0%
Swaptions – 0.0%
CDX-NAHY Series 30, 5 Year Index Expiration: Jan 2019; Contracts: 4,930,000; Exercise Rate: 1.05%; Counterparty: Deutsche Bank AG (b)	USD	4,930,000	$1,938
CDX-NAHY Series 30, 5 Year Index Expiration: Feb 2019; Contracts: 4,847,000; Exercise Rate: 1.03%; Counterparty: Deutsche Bank AG (b)	USD	4,847,000	24,773

Total Options Purchased - Calls (premiums paid $38,799)			26,711

	Shares
SHORT-TERM INVESTMENTS - 5.1%
Investment Companies - 4.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.31% (n)(o)(p) (cost $11,370,549)		11,370,549	11,370,549

	Principal Amount (000)
U.S. Treasury Bills - 0.4%
U.S. Treasury Bill Zero Coupon, 2/14/19 (q) (cost $879,483)	U.S.$	882	879,472

Total Short-Term Investments (cost $12,250,032)			12,250,021

Total Investments - 98.9% (cost $247,318,125)(r)			237,198,532
Other assets less liabilities - 1.1%			2,654,428

Net Assets - 100.0%			$239,852,960

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-BOBL Futures	50	March 2019	EUR	5,000	$7,572,204	$7,591,737	$(19,533)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	NZD	2,357	USD	1,633	2/20/19	$49,740
Deutsche Bank AG	USD	403	INR	28,761	3/18/19	7,132
Goldman Sachs Bank USA	GBP	2,108	USD	2,675	2/28/19	(19,181)
HSBC Bank USA	EUR	573	USD	656	1/09/19	(965)
Morgan Stanley Capital Services, Inc.	RUB	32,163	USD	483	1/24/19	22,169
State Street Bank & Trust Co.	EUR	689	USD	791	1/09/19	1,050
State Street Bank & Trust Co.	EUR	742	USD	845	1/09/19	(5,356)
State Street Bank & Trust Co.	USD	1,545	EUR	1,353	1/09/19	5,043
State Street Bank & Trust Co.	USD	307	EUR	267	1/09/19	(141)
State Street Bank & Trust Co.	CAD	433	USD	327	1/17/19	10,301
State Street Bank & Trust Co.	ZAR	3,238	USD	231	1/30/19	7,108
UBS AG	EUR	18,965	USD	21,924	1/09/19	183,521

						$260,421

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Month		Notional Amount (000)	Premiums Received	Market Value
Put
CDX-NAHY Series 31, 5 Year Index (s)	Deutsche Bank AG	Sell	1.00%	Jan, 2019	USD	4,930	$(20,706)	$(13,416)
CDX-NAHY Series 31, 5 Year Index (s)	Deutsche Bank AG	Sell	0.97	Feb, 2019	USD	4,847	(28,355)	(19,649)

							$49,061	$(33,065)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00%	Quarterly	4.50%	USD	1,458	$32,005	$59,608	$(27,603)
iTraxxx - Xover Series 21, 5 Year Index, 6/20/19*	5.00	Quarterly	0.58	EUR	3	76	36	40
iTraxxx - Xover Series 25, 5 Year Index, 6/20/21*	5.00	Quarterly	2.47	EUR	3	210	67	143

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxxx - Xover Series 28, 5 Year Index, 12/20/22*	5.00%	Quarterly	3.30%	EUR	375	$27,132	$34,457	$(7,325)
iTraxxx - Xover Series 30, 5 Year Index, 12/20/23*	5.00	Quarterly	3.55	EUR	907	67,285	95,846	(28,561)

						$126,708	$190,014	$(63,306)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	4,200	5/03/26	1.771%	3 Month LIBOR	Semi-Annual/Quarterly	$251,699	$	– 0	–	$251,699
USD	2,680	12/16/26	2.342%	3 Month LIBOR	Semi-Annual/Quarterly	63,076		– 0	–	63,076

						$314,775	$	– 0	–	$314,775

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)%	Monthly	15.53%	USD	540	$151,269	$68,333	$82,936
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)	Monthly	15.53	USD	1,190	333,351	152,427	180,924
Sale Contracts
Barclays Bank PLC
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	Quarterly	0.28	EUR	424	17,551	15,575	1,976
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	Quarterly	0.28	EUR	326	13,500	11,941	1,559

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA
thyssenkrupp AG, 3.125%, 10/25/19, 3/20/19*	1.00%	Quarterly	0.32%	EUR	1,050	$2,183	$(17,824)	$20,007
Unitymedia GmbH, 9.625%, 12/01/19, 3/20/19*	5.00	Quarterly	0.14	EUR	40	566	923	(357)
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	Quarterly	0.28	EUR	670	27,739	24,332	3,407
Credit Suisse International
International Game Technology, 4.750%, 2/15/23, 6/20/22*	5.00	Quarterly	1.82	EUR	410	50,209	31,573	18,636
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	315	(50,625)	(21,373)	(29,252)
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,052	(169,074)	(73,280)	(95,794)
United States Steel Corporation, 6.650%, 6/01/37, 3/20/19*	5.00	Quarterly	0.42	USD	295	3,436	508	2,928
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 3/15/25, 6/20/22*	5.00	Quarterly	2.86	USD	790	50,719	36,534	14,185
CCO Holdings, LLC, 5.750%, 01/15/24, 3/20/19*	5.00	Quarterly	0.14	USD	300	3,678	1,324	2,354
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	15.53	USD	836	(234,186)	(107,944)	(126,242)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	15.53	USD	837	(234,467)	(105,251)	(129,216)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	15.53	USD	1,026	(287,487)	(122,861)	(164,626)
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	8.38	USD	46	(7,393)	(3,118)	(4,275)
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	8.38	USD	592	(95,144)	(42,418)	(52,726)

						$(424,175)	$(150,599)	$(273,576)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	8,860,000	LIBOR	Quarterly	USD	8,860	3/20/19	$(149,788)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $99,625,584 or 41.5% of net assets.

(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2018.
(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2018.
(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.10% of net assets as of December 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ABN AMRO Bank NV 7.75%, 5/15/23	3/21/18	$225,888	$225,472	0.09%
Tonon Luxembourg SA 7.25%, 1/24/20	7/24/15	263,580	6,165	0.00%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	3/15/13	425,000	26,061	0.01%

(j)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2018.
(k)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(l)	Defaulted.

(m)	Defaulted matured security.
(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,529,018 and gross unrealized depreciation of investments was $(11,563,622), resulting in net unrealized depreciation of $(10,034,604).

(s)	One contract relates to 1 share.

Currency Abbreviations:

CAD	-	Canadian Dollar
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$145,423,690		$0	(a)	$145,423,690
Corporates - Investment Grade		– 0	–	45,071,824		– 0	–	45,071,824
Bank Loans		– 0	–	18,580,271		3,793,163		22,373,434
Emerging Markets - Corporate Bonds		– 0	–	4,716,086		32,226		4,748,312
Collateralized Loan Obligations		– 0	–	– 0	–	1,566,188		1,566,188
Governments - Sovereign Bonds		– 0	–	1,366,315		– 0	–	1,366,315
Collateralized Mortgage Obligations		– 0	–	1,338,309		– 0	–	1,338,309

Investments in Securities:	Level 1			Level 2			Level 3		Total
Asset-Backed Securities	$	– 0	–	$	– 0	–	$938,281		$938,281
Emerging Markets - Sovereigns		– 0	–		877,825		– 0	–	877,825
Emerging Markets - Treasuries		– 0	–		692,891		– 0	–	692,891
Governments - Treasuries		– 0	–		432,876		– 0	–	432,876
Commercial Mortgage-Backed Securities		– 0	–		– 0	–	91,855		91,855
Options Purchased - Calls		– 0	–		26,711		– 0	–	26,711
Short-Term Investments:
Investment Companies		11,370,549			– 0	–	– 0	–	11,370,549
U.S. Treasury Bills		– 0	–		879,472		– 0	–	879,472

Total Investments in Securities		11,370,549			219,406,270		6,421,713		237,198,532
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts		– 0	–		286,064		– 0	–	286,064
Centrally Cleared Credit Default Swaps		– 0	–		126,708		– 0	–	126,708
Centrally Cleared Interest Rate Swaps		– 0	–		314,775		– 0	–	314,775
Credit Default Swaps		– 0	–		654,201		– 0	–	654,201
Liabilities:
Futures		(19,533)			– 0	–	– 0	–	(19,533)
Forward Currency Exchange Contracts		– 0	–		(25,643)		– 0	–	(25,643)
Credit Default Swaptions Written		– 0	–		(33,065)		– 0	–	(33,065)
Credit Default Swaps		– 0	–		(1,078,376)		– 0	–	(1,078,376)
Total Return Swaps		– 0	–		(149,788)		– 0	–	(149,788)

Total (c)		$11,351,016			$219,501,146		$6,421,713		$237,273,875

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade (a)			Bank Loans	Emerging Markets - Corporate Bonds
Balance as of 9/30/18	$	– 0	–	$3,516,154	$32,391
Accrued discounts/(premiums)		– 0	–	1,520	– 0	–
Realized gain (loss)		– 0	–	(210)	– 0	–
Change in unrealized appreciation/depreciation		– 0	–	(244,670)	(165)
Purchases		– 0	–	525,360	– 0	–
Sales/Paydowns		– 0	–	(72,883)	– 0	–
Transfers in to Level 3		– 0	–	1,728,751	– 0	–
Transfers out of Level 3		– 0	–	(1,660,859)	– 0	–

Balance as of 12/31/18	$	– 0	–	$3,793,163	$32,226

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$	– 0	–	$(243,669)	$(165)

	Collateralized Loan Obligations		Asset-Backed Securities		Commercial Mortgage-Backed Securities
Balance as of 9/30/18	$1,615,734		$1,981,202		$91,814
Accrued discounts/(premiums)	– 0	–	– 0	–	(16)
Realized gain (loss)	– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(49,546)		(6,210)		57
Purchases	– 0	–	– 0	–	– 0	–
Sales/Paydowns	– 0	–	(1,036,711)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/18	$1,566,188		$938,281		$91,855

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$(49,546)		$(6,251)		$57

	Total
Balance as of 9/30/18	$7,237,295
Accrued discounts/(premiums)	1,504
Realized gain (loss)	(210)
Change in unrealized appreciation/depreciation	(300,534)
Purchases	525,360
Sales/Paydowns	(1,109,594)
Transfers in to Level 3	1,728,751
Transfers out of Level 3	(1,660,859)

Balance as of 12/31/18	$6,421,713	(b)

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$(299,574)

(a)	The Fund held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

As of December 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended December 31, 2018 is as follows:

Fund	Market Value 9/30/2018 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$20,504	$22,174	$31,307	$11,371	$85

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 22, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 22, 2019